N-2 - USD ($)				2 Months Ended	3 Months Ended
		Oct. 02, 2026	Aug. 31, 2026	Aug. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001525201
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		DoubleLine Opportunistic Credit Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Percentage of Offering Price
Sales Load Paid by Investors(1)	1.00%
Offering Expenses Borne by the Fund(2)	0.08%
Dividend Reinvestment Plan Fees(3)	None
(1) Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to the Distributor in connection with sales of Common Shares effected by the Sales Agents in this offering. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the Common Shares at the time of any such sale.
(2) Represents the estimated offering expenses as a percentage of the Common Share offering price at the NYSE close on August 31, 2026.
(3) You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You will also bear a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.08%
Annual Expenses [Table Text Block]
Annual Expenses	Percentage of Net Assets Attributable to Common Shares
Management Fees(4)	1.08%
Interest Expense on Borrowed Funds(5)	0.42%
Other Expenses(6)	0.23%
Total Annual Expenses	1.73%
(4) The Fund pays the Adviser a monthly management fee for its investment management services in an amount equal to 1.00% of the Fund’s average daily total managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets, which reflects the Fund’s use of leverage.
(5) Assumes the use of leverage in the form of borrowings representing 6.53% of the Fund’s total managed assets (including the amounts of leverage obtained through the use of such borrowings). See “Leverage — Effects of Leverage” and “Leverage — Credit Facility” in the accompanying Prospectus.
(6) Other expenses are estimated for the Fund’s fiscal year ended September 30, 2026.

Management Fees [Percent]	[4]	1.08%
Interest Expenses on Borrowings [Percent]	[5]	0.42%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.23%
Total Annual Expenses [Percent]		1.73%
Expense Example [Table Text Block]
EXAMPLE
As required by relevant SEC regulations, the following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares (including an assumed total sales load or commission of 1.00% and the other estimated costs of this offering to be borne by holders of Common Shares of 0.08%), assuming (a) the Fund’s net assets do not increase or decrease, (b) the Fund’s total annual expenses are 1.73% of net assets attributable to Common Shares in years 1 through 10 (assuming the Fund obtains leverage through borrowings in an amount equal to 6.53 % of the Fund’s total managed assets) and (c) a 5% annual return(1):

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$27	$64	$103	$212
(1) The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated interest expense on borrowed funds and “Other expenses” set forth in the Annual Expenses table are accurate, that the rates listed under “Total Annual Expenses” remain the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[7]	$ 27
Expense Example, Years 1 to 3	[7]	64
Expense Example, Years 1 to 5	[7]	103
Expense Example, Years 1 to 10	[7]	$ 212
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares of the Fund would bear, directly or indirectly, as a result of an offering. The table reflects the use of leverage in the form of borrowings (e.g., loans, lines of credit) in an amount equal to 6.53% of the Fund’s total managed assets and 6.99% of the Fund’s total net assets (with respect to each percentage, including the amounts of leverage obtained through the use of such instruments and/or borrowings), and shows Fund expenses as a percentage of net assets attributable to Common Shares. The percentage above does not reflect the Fund’s use of other forms of economic leverage, such as credit default swaps or other derivative instruments. The table and the example are based on the Fund’s capital structure as of August 31, 2026. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.
Other Expenses, Note [Text Block]		Other expenses are estimated for the Fund’s fiscal year ended September 30, 2026.
Management Fee not based on Net Assets, Note [Text Block]		The Fund pays the Adviser a monthly management fee for its investment management services in an amount equal to 1.00% of the Fund’s average daily total managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets, which reflects the Fund’s use of leverage.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Fund, as its investment objective, seeks a high total investment return by providing a high level of current income and the potential for capital appreciation.
Share Price [Table Text Block]
Market and Net Asset Value
The Common Shares have traded both at a premium and a discount to NAV. The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Common Shares on the NYSE and the corresponding NAV and premium/discount to NAV on the days when the

Common Shares experienced such high and low closing market prices. See “Market and Net Asset Value” in the accompanying Prospectus for information as to how the Fund’s net asset value is determined.

Quarter	Common Share Market Price		Common Share Net Asset Value		Premium (Discount) as a % of Net Asset Value
Date	High	Low	High	Low	High	Low
July 1, 2026 through August 31, 2026	$14.33	$13.98	$14.69	$14.58	(2.45)%	(4.12)%
June 30, 2026	$14.64	$14.17	$14.76	$14.61	(0.81)%	(3.01)%
March 31, 2026	$15.34	$14.20	$15.12	$14.74	1.46%	(3.66)%
December 31, 2025	$15.71	$15.16	$15.46	$15.18	1.62%	(0.13) %
September 30, 2025	$15.70	$15.10	$15.52	$15.27	1.16%	(1.11)%
June 30, 2025	$15.75	$15.10	$15.28	$15.31	3.08%	(1.37) %
March 31, 2025	$15.86	$15.51	$15.49	$15.39	2.39%	0.78%
December 31, 2024	$15.89	$15.17	$15.54	$15.41	2.25%	(1.56)%
September 30, 2024	$16.13	$15.32	$15.77	$15.25	2.28%	0.46%
June 30, 2024	$15.36	$14.64	$15.28	$15.11	0.52%	(3.11)%
March 31, 2024	$15.51	$15.05	$14.96	$14.93	3.68%	0.80%
December 31, 2023	$15.53	$13.87	$14.91	$14.08	4.16%	(1.49)%

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 13.98	$ 14.17	$ 14.2	$ 15.16	$ 15.1	$ 15.1	$ 15.51	$ 15.17	$ 15.32	$ 14.64	$ 15.05	$ 13.87
Highest Price or Bid				14.33	14.64	15.34	15.71	15.7	15.75	15.86	15.89	16.13	15.36	15.51	15.53
Lowest Price or Bid, NAV				14.58	14.61	14.74	15.18	15.27	15.31	15.39	15.41	15.25	15.11	14.93	14.08
Highest Price or Bid, NAV				$ 14.69	$ 14.76	$ 15.12	$ 15.46	$ 15.52	$ 15.28	$ 15.49	$ 15.54	$ 15.77	$ 15.28	$ 14.96	$ 14.91
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(2.45%)	(0.81%)	1.46%	1.62%	1.16%	3.08%	2.39%	2.25%	2.28%	0.52%	3.68%	4.16%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(4.12%)	(3.01%)	(3.66%)	(0.13%)	(1.11%)	1.37%	0.78%	(1.56%)	0.46%	(3.11%)	0.80%	(1.49%)
Share Price			$ 14.13	$ 14.13
NAV Per Share			$ 14.53	$ 14.53
Latest Premium (Discount) to NAV [Percent]			2.75%

[1]	Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to the Distributor in connection with sales of Common Shares effected by the Sales Agents in this offering. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the Common Shares at the time of any such sale.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You will also bear a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	Represents the estimated offering expenses as a percentage of the Common Share offering price at the NYSE close on August 31, 2026.
[4]	The Fund pays the Adviser a monthly management fee for its investment management services in an amount equal to 1.00% of the Fund’s average daily total managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets, which reflects the Fund’s use of leverage.
[5]	Assumes the use of leverage in the form of borrowings representing 6.53% of the Fund’s total managed assets (including the amounts of leverage obtained through the use of such borrowings). See “Leverage — Effects of Leverage” and “Leverage — Credit Facility” in the accompanying Prospectus.
[6]	Other expenses are estimated for the Fund’s fiscal year ended September 30, 2026.
[7]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated interest expense on borrowed funds and “Other expenses” set forth in the Annual Expenses table are accurate, that the rates listed under “Total Annual Expenses” remain the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.